LOANS PAYABLE	9 Months Ended
Sep. 30, 2023
Notes and other explanatory information [abstract]
LOANS PAYABLE

9. LOANS PAYABLE

During the year ended December 31, 2020, the Company received a Canada Emergency Business Account loan of $40,000 to be repaid on or before December 31, 2025. The loan is interest-free until December 31, 2023. Thereafter, the outstanding loan balance will bear interest at the rate of 5% per annum.